Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000159640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000159640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000159640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159640 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159640 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000159641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000159641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159641 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000159642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000159642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159642 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000159643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000159643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159643 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000159645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000159645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000159645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159645 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159645 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000201776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000201776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000201776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201776 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201776 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000025609 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000025611 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025607 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000025607 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025607 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000025608 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000058978 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000058978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161521 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000161521 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000058977 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000058977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000201768 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000050444 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050444 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000050444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000050444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000050444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000050445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000050445 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050445 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000050445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000050445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000050445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000050443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000050443 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050443 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000050443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000050443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000050443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000091965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000091965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000091965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000091965 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000091965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000091965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000091965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200308 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200308 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000200308 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200308 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200308 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200308 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200308 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000200308 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000200308 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000200308 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000201771 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000201771 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000201771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000201771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000201771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025603 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000025603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025605 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025605 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025605 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025605 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025605 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025605 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025605 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000025605 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025605 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025601 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025601 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025601 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025601 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025601 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025601 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025601 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025601 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000025601 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025601 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025602 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025602 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025602 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000025602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000025602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000025602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000091964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000091964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000091964 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000091964 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091964 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091964 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000091964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000091964 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000091964 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000091964 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200307 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200307 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200307 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200307 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200307 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200307 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000200307 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000200307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000200307 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000201767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201767 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000201767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000201767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000201767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000107193 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000107193 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000107193 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000107193 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000107193 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000107193 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000107193 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000107193 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000107193 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000107193 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000107193 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%
C000107194 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000107194 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000107194 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000107194 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000107194 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000107194 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000107194 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000107194 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000107194 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000107194 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000107194 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%
C000107195 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000107195 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000107195 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000107195 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000107195 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000107195 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000107195 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000107195 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000107195 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000107195 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000107195 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%
C000107197 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000107197 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000107197 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000107197 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000107197 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000107197 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000107197 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000107197 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000107197 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000107197 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000107197 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%
C000200310 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000200310 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000200310 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000200310 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000200310 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000200310 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000200310 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000200310 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000200310 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000200310 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000200310 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%
C000107196 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000107196 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000107196 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000107196 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000107196 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000107196 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000107196 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000107196 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000107196 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000107196 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000107196 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%
C000201775 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Net Long Exposure	7.70%
Percent of Net Short Exposure	6.20%
C000201775 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
Percent of Net Long Exposure	19.30%
Percent of Net Short Exposure	39.70%
C000201775 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(149.20%)
Percent of Net Long Exposure	8.70%
Percent of Net Short Exposure	157.90%
C000201775 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(47.90%)
Percent of Net Long Exposure	61.30%
Percent of Net Short Exposure	109.20%
C000201775 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Percent of Net Long Exposure	13.40%
Percent of Net Short Exposure	5.80%
C000201775 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	0.50%
Percent of Net Short Exposure	0.50%
C000201775 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Percent of Net Long Exposure	10.30%
Percent of Net Short Exposure	0.60%
C000201775 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Percent of Net Long Exposure	30.20%
Percent of Net Short Exposure	0.00%
C000201775 | Cash and Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Percent of Net Long Exposure	220.00%
Percent of Net Short Exposure	117.40%
C000201775 | Developed Markets Ex Us Equity
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Percent of Net Long Exposure	23.40%
Percent of Net Short Exposure	11.00%
C000201775 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Percent of Net Long Exposure	4.00%
Percent of Net Short Exposure	4.00%